Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments
Derivative Financial Instruments

26. Derivative Financial Instruments

        The fair value of the derivative assets is as follows:

	As of December 31,
	2017	2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	11,535	15,188
Forward foreign exchange contracts	2,123	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	4,553	—

Total	18,211	15,188

Derivative financial instruments, current assets	2,199	6,222
Derivative financial instruments, non-current assets	16,012	8,966

Total	18,211	15,188

        The fair value of the derivative liabilities is as follows:

	As of December 31,
	2017	2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	1,210	9,196
Forward foreign exchange contracts	—	1,467
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	605	1,429

Total	1,815	12,092

Derivative financial instruments, current liability	1,815	2,091
Derivative financial instruments, non-current liability	—	10,001

Total	1,815	12,092

Interest rate swap agreements

        The Group enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Group's exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the bank counterparty effects quarterly floating-rate payments to the Group for the notional amount based on the U.S. dollar LIBOR, and the Group effects quarterly payments to the bank on the notional amount at the respective fixed rates.

Interest rate swaps designated as cash flow hedging instruments

        In July 2016, the Group terminated the interest rate swap agreements associated with the six legacy facilities that were refinanced by the Legacy Facility Refinancing (Note 13) paying the fair value on the date of termination. The cumulative loss of $12,953 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016.

        As of December 31, 2017 and 2018, there are no derivative financial instruments qualifying as cash flow hedging instruments for accounting purposes. For the year ended December 31, 2016, the effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments amounting to a loss of $7,550, has been recognized in Other comprehensive income. For the year ended December 31, 2016, a loss of $2,628 was recycled to profit or loss representing the realized loss on interest rate swaps in relation to the interest expenses component of the hedge.

Interest rate swaps held for trading

        The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2020	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2021	1.98%	66,667	66,667
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	66,667
GasLog(1)	DNB Bank ASA ("DNB")	July 2016	July 2016	July 2020	1.784%	73,333	73,333
GasLog(2)	DNB	July 2016	July 2016	July 2021	1.729%	73,333	—
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	73,333
GasLog(3)	HSBC Bank plc ("HSBC")	July 2016	July 2016	July 2020	1.896%	33,333	—
GasLog(3)	HSBC	July 2016	July 2016	July 2021	1.818%	33,333	—
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	33,333
GasLog(4)	Nordea Bank Finland	July 2016	July 2016	July 2020	1.905%	66,667	—
GasLog(5)	Nordea Bank Finland	July 2016	July 2016	July 2021	1.84%	66,667	—
GasLog	Nordea Bank Finland	July 2016	July 2016	July 2022	1.815%	66,667	66,667
GasLog(6)	Skandinavinska Enskilda Banken AB ("SEB")	July 2016	July 2016	July 2020	1.928%	50,000	—
GasLog	SEB	July 2016	July 2016	July 2021	1.8405%	50,000	50,000
GasLog(3)	SEB	July 2016	July 2016	July 2022	1.814%	50,000	—
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%	100,000	100,000
GasLog	Nordea Bank Finland	Feb 2017	Feb 2017	Mar 2022	2.0145%	100,000	100,000
GasLog	ABN Amro Bank NV ("ABN")	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	100,000
GasLog(7)	Nordea Bank Finland	May 2018	July 2020	July 2026	3.070%	—	N/A
GasLog(5)	Nordea Bank Finland	May 2018	May 2018	July 2026	2.562%	—	66,667
GasLog(7)	SEB	May 2018	July 2020	July 2024	3.025%	—	N/A
GasLog(3)	SEB	May 2018	Apr 2018	July 2025	2.300%	—	50,000
GasLog(7)	DNB	May 2018	July 2020	July 2024	3.056%	—	N/A
GasLog(2)	DNB	May 2018	July 2018	July 2025	2.472%	—	73,333
GasLog(3)	HSBC	May 2018	Apr 2018	July 2024	2.475%	—	33,333
GasLog(3)	HSBC	May 2018	Apr 2018	July 2025	2.550%	—	33,333
GasLog(7)	Citibank Europe Plc. ("CITI")	May 2018	July 2020	July 2024	3.082%	—	N/A
GasLog(7)	CITI	May 2018	July 2021	July 2025	3.095%	—	N/A
GasLog(6)	SEB	December 2018	October 2018	July 2026	2.745%	—	50,000
GasLog(4)	Nordea	December 2018	October 2018	July 2028	2.793%	—	66,667
GasLog(1)	DNB	December 2018	January 2019	July 2025	2.685%	—	N/A
GasLog(8)	SEB	December 2018	July 2020	July 2024	2.9575%	—	N/A
GasLog(8)	Nordea	December 2018	July 2020	July 2024	2.937%	—	N/A
GasLog(8)	DNB	December 2018	April 2020	April 2025	2.979%	—	N/A

					Total	1,170,000	1,170,000

(1)

In December 2018, the Group terminated an interest rate swap originally maturing in July 2020 with an effective date of January 2019. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of January 2019 and a new maturity date of July 2025.

(2)

In May 2018, the Group terminated an interest rate swap originally maturing in July 2021 with an effective date of July 2018. This swap was subsequently replaced with a new swap of the same notional amount of $73,333 with an effective date of July 2018 and a new maturity date of July 2025.

(3)

Effective May 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2022 and replaced with a new swap of the same notional amount of $50,000 with an effective date of April 2018 and a new maturity date of July 2025. In addition, in May 2018, the Group terminated the interest rate swap agreements with HSBC with an aggregate notional value of $66,667 and entered into new agreements of the same notional amounts with an effective date April 2018.

(4)

Effective December 2018, the Group terminated the interest rate swap with Nordea originally maturing in July 2020 and replaced with a new swap of the same notional amount of $66,667 with an effective date of October 2018 and a new maturity date of July 2028.

(5)	Effective May 2018, the Group terminated the interest rate swap originally maturing in July 2021 and replaced it with a new swap of the same notional amount of $66,667 maturing in July 2026.
(6)

Effective December 2018, the Group terminated the interest rate swap with SEB originally maturing in July 2020 and replaced with a new swap of the same notional amount of $50,000 with an effective date of October 2018 and a new maturity date of July 2026.

(7)

In May 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $250,000, with effective dates in July 2020 and July 2021, maturing between 2024 and 2026.

(8)

In December 2018, the Group entered into new interest rate swap agreements with various counterparties with an aggregate notional value of $210,000, with effective dates in April and July 2020, maturing between 2024 and 2025.

        In July 2016, the Group terminated the interest rate swap agreements associated with the six legacy facilities that were refinanced by the Legacy Facility Refinancing (Note 13) paying their fair value on that date. During the year ended December 31, 2016, the amount of the cumulative loss from the period that these hedges were effective that was recycled to profit or loss was $4,978.

        The derivative instruments listed above were not designated as cash flow hedging instruments. The change in the fair value of these contracts for the year ended December 31, 2018 amounted to a net loss of $4,333 (December 31, 2017: $8,529 net gain, December 31, 2016: $18,448 net gain), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the year ended December 31, 2018, the net loss of $4,333 derived from changes in the LIBOR curve as well as modifications of the Group's interest rate swap portfolio that includes interest rate swap agreements with maturities out to 2028.

Cross currency swap agreements

        The Group enters into CCSs which convert the floating interest rate exposure and the variability of the USD functional currency equivalent cash flows into a fixed interest rate and principal on maturity, in order to hedge the Group's exposure to fluctuations deriving from its NOK 2021 Bonds.

        The CCSs qualified as cash flow hedging instruments for accounting purposes.

        The principal terms of the CCSs designated as cash flow hedging instruments were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Original Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog(1)	DNB Bank ASA	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(1)	SEB	June 2016	June 2016	May 2021	8.59%	30,050	30,050
GasLog(1)	Nordea Bank Finland	June 2016	June 2016	May 2021	8.59%	30,050	30,050

					Total	90,150	90,150

(1)

On June 27, 2017, GasLog terminated the three CCS agreements by paying their fair value of $20,603 on that date. The cumulative loss of $4,368 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2017.

        On June 27, 2016, GasLog terminated three CCS agreements and decreased the notional amount of the other three CCSs by paying their fair value on that date. The cumulative loss of $5,583 from the period that hedging was effective was recycled to profit or loss during the year ended December 31, 2016.

        For the year ended December 31, 2018, the effective portion of changes in the fair value of CCSs amounting to a loss of $5,543 has been recognized in Other comprehensive income (December 31, 2017: $7,291 gain, December 31, 2016: $2,559 loss). For the year ended December 31, 2018, a loss of $454 was recycled to profit or loss representing the realized loss on CCSs in relation to the interest expenses component of the hedge (December 31, 2017: $398 loss, December 31, 2016: $2,446 loss). Additionally, for the year ended December 31, 2018, a gain of $4,831 was recognized in Other comprehensive income in relation to the retranslation of the NOK 2021 Bonds in U.S. dollars as of December 31, 2018 (December 31, 2017: $5,022 loss, December 31, 2016: $1,487 loss).

Forward foreign exchange contracts

        The Group uses forward foreign exchange contracts to mitigate foreign exchange transaction exposures in British Pounds Sterling ("GBP") and EUR. Under these forward foreign exchange contracts, the bank counterparty will effect fixed payments in GBP or EUR to the Group and the Group will effect fixed payments in USD to the bank counterparty on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

        The principal terms of the forward foreign exchange contracts held for trading are as follows:

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/GBP)	Total Exchange Amount (in thousands)
GasLog	SEB	August 2018	3	January - March 2019	1.2860	£1,200
GasLog	SEB	October 2018	3	April - June 2019	1.3128	£1,350
GasLog	SEB	October 2018	6	July - December 2019	1.3228	£2,700

					Total	£5,250

Company	Counterparty	Trade Date	Number of contracts	Settlement Dates	Fixed Exchange Rate (USD/EUR)	Total Exchange Amount (in thousands)
GasLog	Citibank	May 2018	1	January 2019	1.1954	€2,500
GasLog	Citibank	May 2018	1	February 2019	1.1983	€2,500
GasLog	Citibank	May 2018	1	March 2019	1.2012	€2,500
GasLog	SEB	May 2018	3	January - March 2019	1.1984	€7,500
GasLog	ABN	June 2018	1	April 2019	1.1903	€2,500
GasLog	ABN	June 2018	1	May 2019	1.1936	€2,500
GasLog	ABN	June 2018	1	June 2019	1.1968	€2,500
GasLog	DNB	June 2018	1	April 2019	1.1910	€2,500
GasLog	DNB	June 2018	1	May 2019	1.1943	€2,500
GasLog	DNB	June 2018	1	June 2019	1.1975	€2,500
GasLog	Nordea Bank Finland	August 2018	1	July 2019	1.1715	€2,500
GasLog	Nordea Bank Finland	August 2018	1	September 2019	1.1784	€5,000
GasLog	DNB	August 2018	1	July 2019	1.1711	€2,500
GasLog	DNB	August 2018	1	August 2019	1.1747	€5,000

					Total	€45,000

        The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2018. The change in the fair value of these contracts for the year ended December 31, 2018 amounted to a net loss of $3,589 (for the year ended December 31, 2017: $2,041 net gain, December 31, 2016: $82 net gain), which was recognized against profit or loss in the year incurred and is included in Loss on derivatives.

        An analysis of (Loss)/gain on derivatives is as follows:

	For the year ended December 31,
	2016	2017	2018
Unrealized gain/(loss) on derivative financial instruments held for trading	18,530	10,570	(7,922)
Realized (loss)/gain on interest rate swaps held for trading	(8,435)	(7,842)	1,893
Realized gain on forward foreign exchange contracts held for trading	—	3,730	241
Recycled loss of cash flow hedges reclassified to profit or loss	(23,514)	(4,368)	—
Ineffective portion of cash flow hedges	—	(65)	(289)

Total	(13,419)	2,025	(6,077)

Fair value measurements

        The fair value of the Group's financial assets and liabilities approximate to their carrying amounts at the reporting date.

        The fair value of the interest rate swaps at the end of reporting period was determined by discounting the future cash flows using the interest rate yield curves at the end of reporting period and the credit risk inherent in the contract. The fair value of the CCSs at the end of the reporting period was determined by discounting the future cash flows that are estimated based on forward exchange rates and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties. The Group uses its judgment to make assumptions that are primarily based on market conditions for the estimation of the counterparty risk and the Group's own risk that are considered for the calculation of the fair value of the interest rate and CCSs. The interest rate swaps, the forward foreign exchange contracts and the CCSs meet Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels provided by IFRS 13 are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).